Fair Value (Details) - Schedule of fair values of financial assets and liabilities, excluding financial instruments - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018
Assets
Cash and cash equivalents	$ 3,426,467	$ 6,388,978		$ 3,116,209
Bank balances held on behalf of customers	1,367,630	2,192,201
Receivables from broker-dealers and clearing organizations	8,089,193	1,684,961
Short-term loans receivable	2,239,378	1,637,310
Commissions receivable	71,253	88,560
Other receivables	724,708	166,064
Total assets in fair value	15,918,629	12,158,074
Liabilities
Payables to customers	5,221,270	3,853,693
Payable to broker-dealers	3,845,740
Commissions payable	39,180	29,439
Dividends payable		385,901
Accrued expenses and other payables	1,763,094	417,445
Short-term borrowings	293,905	1,412,570	$ 20,409,250
Short-term borrowings from related party		128,415
Due to director	149,522
Total liabilities	11,312,711	6,227,463
Estimated Fair Value [Member]
Assets
Cash and cash equivalents	3,426,467	6,388,978
Bank balances held on behalf of customers	1,367,630	2,192,201
Receivables from broker-dealers and clearing organizations	8,089,193	1,684,961
Short-term loans receivable	2,239,378	1,637,310
Commissions receivable	71,253	88,560
Other receivables	724,708	166,064
Total assets in fair value	15,918,629	12,158,074
Liabilities
Payables to customers	5,221,270	3,853,693
Payable to broker-dealers	3,845,740
Commissions payable	39,180	29,439
Dividends payable		385,901
Accrued expenses and other payables	1,763,094	417,445
Short-term borrowings	293,905	1,412,570
Short-term borrowings from related party		128,415
Due to director	149,522
Total liabilities	11,312,711	6,227,463
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets
Cash and cash equivalents	3,426,467	6,388,978
Bank balances held on behalf of customers	1,367,630	2,192,201
Receivables from broker-dealers and clearing organizations
Short-term loans receivable
Commissions receivable
Other receivables
Total assets in fair value	4,794,097	8,581,179
Liabilities
Payables to customers
Payable to broker-dealers
Commissions payable
Dividends payable
Accrued expenses and other payables
Short-term borrowings
Short-term borrowings from related party
Due to director
Total liabilities
Significant Observable Inputs (Level 2) [Member]
Assets
Cash and cash equivalents
Bank balances held on behalf of customers
Receivables from broker-dealers and clearing organizations	8,089,193	1,684,961
Short-term loans receivable	2,239,378	1,637,310
Commissions receivable	71,253	88,560
Other receivables	724,708	166,064
Total assets in fair value	10,399,824	3,576,895
Liabilities
Payables to customers	5,221,270	3,853,693
Payable to broker-dealers	3,845,740
Commissions payable	39,180	29,439
Dividends payable		385,901
Accrued expenses and other payables	1,763,094	417,445
Short-term borrowings	293,905	1,412,570
Short-term borrowings from related party		128,415
Due to director	149,522
Total liabilities	11,312,711	6,227,463
Significant Unobservable Inputs (Level 3) [Member]
Assets
Cash and cash equivalents
Bank balances held on behalf of customers
Receivables from broker-dealers and clearing organizations
Short-term loans receivable
Commissions receivable
Other receivables
Total assets in fair value
Liabilities
Payables to customers
Payable to broker-dealers
Commissions payable
Accrued expenses and other payables
Short-term borrowings
Short-term borrowings from related party
Due to director
Total liabilities